Stockholders' Equity (Narrative) (Details) (USD $)	0 Months Ended			1 Months Ended		3 Months Ended			12 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended			3 Months Ended		0 Months Ended
	Oct. 16, 2013	Apr. 24, 2013	Sep. 17, 2012	Oct. 31, 2013	Aug. 31, 2013	Oct. 31, 2014	Apr. 30, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	May 31, 2013	Mar. 31, 2013	Oct. 31, 2013	Jul. 10, 2013	Dec. 31, 2013	Jun. 26, 2013	Jul. 10, 2013	Jul. 31, 2014	Jan. 31, 2014	Apr. 24, 2013	Apr. 17, 2013	Aug. 13, 2013	Aug. 13, 2014	Aug. 13, 2012	Jul. 10, 2014	Jan. 24, 2014
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized						5,000,000			5,000,000	5,000,000								5,000,000
Preferred stock, par value						$ 0.01			$ 0.01	$ 0.01								$ 0.01
Preferred stock, shares issued						0			0	0								0
Preferred stock, shares oustanding									0	0								0
Common Stock,Authorized						100,000,000			100,000,000	100,000,000								100,000,000
Common stock, par value						$ 0.01			$ 0.01	$ 0.01								$ 0.01
Warrants to purchase common stock shares						648,053
Share Price			$ 1.10
Gross Proceeds from Issuance of Private Placement, before issurance cost	$ 1,831,000			$ 332,000	$ 1,100,000
Transaction fees	49,000		549,000	8,000	43,000		47,000
Proceeds from Issuance of Private Placement	1,782,000		4,776,000	324,000	1,057,000		1,498,000
Proceeds from issuance of common stock and warrants						7,490,000
Other share-based expenses						131,000			308,000
Common stock, shares issued			4,341,615			39,788,465			29,394,940	12,569,503								29,394,940
Common stock, value						398,000			295,000	126,000								295,000
Net proceeds from the sale of common stock			4,227,000			7,493,000		3,163,000	6,617,000	4,666,000
Payment of Bridge Loan										(1,333,000)
Investment Warrants, Exercise Price		$ 0.65
Expected term						2 years 2 months 12 days			2 years 4 months 24 days	3 years 4 months 24 days
Fair value of warrants						651,000
Risk-free interest rate						0.49%			0.98%	0.97%
Dividend yield						0.00%			0.00%	0.00%
Share-based compensation expense						503,000		89,000	2,958,000	720,000
Stock issued for services, value									25,000	231,000
Price per share sold	$ 0.75			$ 0.75	$ 0.20			$ 0.75					$ 0.75
Shares issued	2,441,270			442,667	5,500,000	127,993
Shares issued, value										4,227,000
Proceeds from Warrant Exercises								163,000	337,000
Number of warrants to purchase common stock				73,290				73,290					73,290
Number of warrants exercised						0		250,000
Share-based compensation expense - stock options, shares								90,699
Expected life									2 years 3 months 26 days	5 years 22 days
Weighted average remaining contractual term									4 years 29 days
Options Exercisable Outstanding									254,010									254,010
Options exercisable, weighted-average exercise price									$ 6.05									$ 6.05
Aggregate intrinsic value									22,000									22,000
Weighted-average grant date fair value of equity options granted									$ 0.76
Volatility rate									108.00%	134.80%
Common Stock, Shares, Outstanding						39,788,465			29,394,940	12,569,503								29,394,940
Restricted Stock Units (RSUs) [Member]
Stockholders Equity Note [Line Items]
Share-based compensation expense									2,878,000	19,000
Shares issued									1,205,000
Investor Relations [Member]
Stockholders Equity Note [Line Items]
Service agreement period												1 year
Stock issued for services, shares											150,000	250,000
Stock issued for services, value											71,000	160,000
Warrant [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued									100,662									100,662
Expected term						5 years
Volatility rate						133.74%			154.07%
Risk-free interest rate						1.50%			0.79%
Dividend yield						0.00%			0.00%
Number of warrants issued per day									100									100
Maximum number of warrants issuable									18,000									18,000
Number of warrants issued							18,000
Share-based compensation expense									23,000
Shares issued						4,004,259			100,000
Shares issued, value									121,000
Proceeds from Warrant Exercises									337,000
Number of warrants to purchase common stock									518,000									518,000
Number of warrants exercised									122,711	0
Deferred Compensation, Share-based Payments [Member]
Stockholders Equity Note [Line Items]
Stock Available For Issuance Under Plan									108,471									108,471
Weighted average remaining contractual term									5 years 6 months
Weighted-average grant date fair value of equity options granted										$ 0.69
Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock issued for services, shares									20,000	400,000
Stock issued for services, value										4,000
Shares issued						9,958,032				4,341,615
Shares issued, value										43,000
Additional Paid-in Capital [Member]
Stockholders Equity Note [Line Items]
Stock issued for services, value									25,000	227,000
Shares issued, value										4,184,000
Private Placement [Member]
Stockholders Equity Note [Line Items]
Warrants to purchase common stock shares		500,000							3,996,259								91,667
Share Price	$ 0.75	$ 0.40		$ 0.75	$ 0.20			$ 0.75					$ 0.75		$ 0.70					$ 0.40
Gross Proceeds from Issuance of Private Placement, before issurance cost	1,831,000	400,000			1,100,000		1,545,000						332,000						1,514,000
Transaction fees	49,000	16,000			43,000								8,000		285,000				13,000
Proceeds from Issuance of Private Placement	1,782,000	384,000		2,106,000	1,057,000				7,490,000				324,000					455,000	1,501,000
Common stock, shares issued									9,990,659									9,990,659							183,333
Investment Warrants, Exercise Price																	$ 0.50
Common stock at a price per share									$ 0.30									$ 0.30
Shares issued	2,441,270	1,000,000		3,102,875	5,500,000		1,575,000						442,667					511,440	1,611,817
Proceeds from Warrant Exercises									55,000					13,000		13,000
Warrant Term																	3 years
Warrant, Interest Rate														0.73%		0.69%
Warrant, Dividend yield														0.00%		0.00%
Volatility rate														146.89%		146.80%
Common Stock, Shares, Outstanding															218,938
Private Placement [Member] | Warrant [Member]
Stockholders Equity Note [Line Items]
Expected term						5 years
Exercise price						$ 0.75
Fair value of warrants						3,746,000
Volatility rate						133.74%
Risk-free interest rate						1.50%
Dividend yield						0.00%
Warrants [Member]
Stockholders Equity Note [Line Items]
Fair Value Of Warrants																				100,000	119,000
Volatility rate																				140.75%	140.63%
Risk-free interest rate																				0.43%	0.44%
Dividend yield																				0.00%	0.00%
Minimum [Member] | Warrant [Member]
Stockholders Equity Note [Line Items]
Exercise price						$ 0.01
Maximum [Member]
Stockholders Equity Note [Line Items]
Expected life									10 years
Maximum [Member] | Warrant [Member]
Stockholders Equity Note [Line Items]
Exercise price						$ 0.75
Wulff Services Inc. [Member]
Stockholders Equity Note [Line Items]
Stock issued for services, shares									250,000													250,000
Stock issued for services, value									175,000													175,000
Onetime payment related to corporate finance and restructuring efforts									75,000													75,000
Restructuring Costs																						75,000
Bibicoff & McInnis [Member]
Stockholders Equity Note [Line Items]
Stock issued for services, shares																						300,000
Stock issued for services, value																						210,000
Restructuring Costs																						210,000
Pillar Marketing Group, Inc. [Member]
Stockholders Equity Note [Line Items]
Transaction fees									85,000
Service agreement period																						2 years		2 years
Common stock, shares issued																						250,000
Common stock, value																						175,000
Stock issued for services, shares																						300,000	250,000
Stock issued for services, value																						210,000	175,000
Onetime payment related to corporate finance and restructuring efforts																						150,000
Expense related to services						22,000
Stock issued for certain corporate reorganization services, shares																							300,000
Stock issued for certain corporate reorganization services, value																							210,000
Restructuring Costs																							150,000
Former Employee [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued																										15,000
Common stock, value									20,000									20,000
Former Director [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued									20,000									20,000
Common stock, value									25,000									25,000
Donna Singer [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued																						300,000
Common stock, value																						210,000
Stock issued for services, shares																						300,000
Stock issued for services, value																						210,000
Restructuring Costs																						210,000
Michael L. Krall [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued																						850,000
Common stock, value																						595,000
Stock issued for services, shares																						850,000
Stock issued for services, value																						595,000
Restructuring Costs																						595,000
Mr. Cohee [Member]
Stockholders Equity Note [Line Items]
Stock issued for services, shares									415,643
Stock issued for services, value									376,000
Onetime payment related to corporate finance and restructuring efforts									160,000
Mr. Cohee [Member] | Additional Paid-in Capital [Member]
Stockholders Equity Note [Line Items]
Shares issued								212,500
Shares issued, value								$ 149,000